SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                                    FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                File No. 33-6001

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 25

                                       and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                File No. 811-4681

                                Amendment No. 27

                            VANGUARD BOND INDEX FUNDS
         (Exact Name of Registrant as Specified in Declaration of Trust)

                  Registrant's Telephone Number (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE

                                  P.O. BOX 876

                             VALLEY FORGE, PA 19482

It is proposed that this filing become effective on January 3, 2000 (or on such earlier date as the Commission may determine) pursuant to paragraph (b)(1)(v) of Rule 485. This post-effective amendment is being made to extend the date of effectiveness for a previously filed post-effective amendment (Post-Effective Amendment No. 24).

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December 20, 1999

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE:  Vanguard Bond Index Funds (the Trust)
     File Number 33-6001

Commissioners:

Pursuant to Rule 485(b)(i)(v) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of the 24th Post-Effective Amendment to the Trust's Registration Statement. Post-Effective Amendment No. 21 originally requested an effective date of September 29, 1999. Post-Effective Amendment No. 22 requested an extension date of October 29, 1999. Post-Effective Amendment No. 23 requested an extension date of November 29, 1999. Post-Effective Amendment No. 24 requested and extension date of December 29, 1999. The contents of Post-Effective Amendment No. 21, which we filed under Rule 485(a) on July 30, 1999, are hereby incorporated by reference.

     Please contact me at (610) 669-8717 if you have any questions concerning this amendment or the requested effective date. Thank you.

Sincerely,

/s/ Suzanne Barton
    Associate Counsel

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT HAS DULY CAUSED THIS POST-EFFECTIVE AMENDMENT NO. 25 TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED, IN THE TOWN OF VALLEY FORGE AND THE COMMONWEALTH OF PENNSYLVANIA, ON THE 20TH DAY OF DECEMBER, 1999.

VANGUARD BOND INDEX FUNDS

BY:  /*/HEIDI STAM
     JOHN J. BRENNAN*
     CHAIRMAN AND CHIEF EXECUTIVE OFFICER

     PURSUANT  TO  THE   REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,  THIS
POST-EFFECTIVE AMENDMENT NO. 25 HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATE INDICATED:


          SIGNATURE                TITLE                    DATE
          ---------                -----                    ----

By:  /*/Heidi Stam                 Senior Chairman of the   December 20, 1999
     JOHN C. BOGLE*                 Board and Trustee

By:  /*/Heidi Stam                 Chairman, Trustee, and   December 20, 1999
     JOHN J. BRENNAN*               Chief Executive Officer

By:  /*/Heidi Stam                 Trustee                  December 20, 1999
     JOANN HERRERNAN HEISEN*

By:  /*/Heidi Stam                 Trustee                  December 20, 1999
     BRUCE K. MACLAURY*

By:  /*/Heidi Stam                 Trustee                  December 20, 1999
     BURTON G. MALKIEL, JR.*

By:  /*/Heidi Stam                 Trustee                  December 20, 1999
     ALFRED M. RANKIN, JR.*

By:  /*/Heidi Stam                 Trustee                  December 20, 1999
     JOHN C. SAWHILL*

By:  /*/Heidi Stam                 Trustee                  December 20, 1999
     JAMES O. WELCH, JR.*

By:  /*/Heidi Stam                 Trustee                  December 20, 1999
     J. LAWRENCE WILSON*

By:  /*/Heidi Stam                 Treasurer and Principal  December 20, 1999
     THOMAS J. HIGGINS*             Financial Officer and

                                    Accounting Officer


* By Power of Attorney. See File Number 33-4424, January 25, 1999. Incorporated by Reference.